CHANGE IN FISCAL YEAR END (Tables)	12 Months Ended
Dec. 31, 2018
CHANGE IN FISCAL YEAR END
Schedule of consolidated income statement

	Twelve months ended December 31,
	2017	2018
	RMB	RMB

Net revenues	7,389,371	1,338,592
Cost of revenues	4,957,647	4,251,451
Gross profit (loss)	2,431,724	(2,912,859)
Operating expenses	74,104,081	68,672,509
Other operating income, net	—	3,793,418
Loss from operations	(71,672,357)	(67,791,950)
Other loss, net	(16,427,003)	(261,524)
Loss from continuing operations before income taxes	(88,099,360)	(68,053,474)
Income tax benefit	(591,290)	—
Loss from continuing operations, net of income taxes	(87,508,070)	(68,053,474)
Income from discontinued operations, net of income taxes	61,431,845	918,654,979
Net income (loss)	(26,076,225)	850,601,505